Financial income and expense (Tables)	12 Months Ended
Dec. 31, 2021
Financial Income And Expense [Abstract]
Schedule of Finance Income and Expense

	For the year ended December 31,
In thousands of USD	2021	2020	2019
Interest income	—	1	15
Financial income	—	1	15
Interest expense on lease liabilities	—	(2)	(2)
Interest expense on Convertible loans	—	(513)	(17)
Other interest expenses and bank charges	(36)	(39)	(31)
Changes in fair value of Convertible loans	—	(564)	—
Financial expense	(36)	(1,118)	(50)

Foreign exchange differences, net	(193)	(1,565)	869